Derivative Warrant Liabilities (Details) - $ / shares	9 Months Ended
	Sep. 30, 2021	Mar. 22, 2021	Jan. 20, 2021
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or rights exercise price			$ 1
Warrant expiration			5 years
Share price	$ 9.76	$ 9.81
Public Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding | shares (in Shares)	6,223,261
Warrant minimum days' for prior written notice of redemption	30 days
Number of consecutive trading days to determine call of warrant redemption	20 years
Public Warrants [Member] | Event Triggering Warrant Redemption [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or rights exercise price	$ 11.5
Warrant expiration	5 years
Share price	$ 9.2
Proceeds from equity proceeds from business combination as a percentage of total equity proceeds	60.00%
Number of trading days	20 days
Volume weighted average price per share	$ 9.2
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price One [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	115.00%
Class of warrants or right redemption trigger price	$ 18
Public Warrants [Member] | Event Triggering Warrant Redemption [Member] | Trigger Price Two [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Redemption trigger price as a percentage of the newly issued price	180.00%
Class of warrants or right redemption trigger price	$ 10
Private Placement Warrants [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or right, outstanding | shares (in Shares)	9,223,261
Share Price Equals Or Exceeds Eighteen USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Share price	$ 18
Class of warrants or rights redemption per share	$ 0.01
Warrant minimum days' for prior written notice of redemption	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days
Number of trading days to determine call of warrant redemption	30 days
Share Price Equals Or Exceeds Ten USD [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Share price	$ 10
Class of warrants or rights redemption per share	$ 0.1
Warrant minimum days' for prior written notice of redemption	30 days
Number of consecutive trading days to determine call of warrant redemption	20 days
Number of trading days to determine call of warrant redemption	30 days
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities (Details) [Line Items]
Class of warrant or rights exercise price			$ 9.2
Number of warrants will not exercisable during redemption period price per warrant	$ 0.361